INVESTMENTS (FIXED MATURITIES AVAILABLE FOR SALE) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Number Of Fixed Maturities	70	143
Corporate [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	$ 41	$ 109
Less than 12 Months, Gross Unrealized Losses	(1)	(6)
12 Months or Longer, Fair Value	38	38
12 Months or Longer, Gross Unrealized Losses	(1)	(2)
Total Fair Value	79	147
Total, Gross Unrealized Losses	(2)	(8)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	765	608
US Treasury Government And Agency [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	16	21
Total Fair Value	16	21
Total, Gross Unrealized Losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	27	34
State and Political Sub-divisions [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	1	1
Total Fair Value	1	1
Total, Gross Unrealized Losses	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	6	6
Commercial Mortgage-backed [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	1	13
Less than 12 Months, Gross Unrealized Losses	0	(13)
12 Months or Longer, Fair Value	20	8
12 Months or Longer, Gross Unrealized Losses	(11)	(10)
Total Fair Value	21	21
Total, Gross Unrealized Losses	(11)	(23)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	34	46
Redeemable preferred stock [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	5	8
Less than 12 Months, Gross Unrealized Losses	0	(2)
12 Months or Longer, Fair Value	4	0
12 Months or Longer, Gross Unrealized Losses		0
Total Fair Value	9	8
Total, Gross Unrealized Losses	0	(2)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis	18	18
Fixed Maturities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	64	152
Less than 12 Months, Gross Unrealized Losses	(1)	(21)
12 Months or Longer, Fair Value	62	46
12 Months or Longer, Gross Unrealized Losses	(12)	(12)
Total Fair Value	126	198
Total, Gross Unrealized Losses	(13)	(33)
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt Securities Exposure In Single Issuer Greater Than Stated Percentage Of Total Investments	1.30%
Debt Securities Exposure In Single Issuer Of Total Investments	15	27
Available-for-sale Securities, Amortized Cost Basis	850	712
Unrealized investment gains (losses)	28	1
The carrying value of fixed maturities non-income producing	2
Fixed Maturities [Member] | Other Than Investment Grade [Member]
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale Securities, Amortized Cost Basis Other Than Investment Grade	48	60
Percentage Of Available For Sale Securities	5.60%	8.40%
Unrealized investment gains (losses)	$ 8	$ 22